J.P. MORGAN RESIDENTIAL MORTGAGE ACCEPTANCE CORP. ABS-15G

 Exhibit 99.2 - Schedule 9

Loan Number	Borrower	Property State	As-of Date	Is Due Date Available?	Due Date	Default Status	Are there any missing comments during the review period?	Missing Comments Starting 1	Missing Comments End 1	Missing Comments Starting 2	Missing Comments End 2	Exception Comments	Summary Comment	Last Borrower Contact Date	Servicer Contact Attempts	Borrower Contact Comment	Borrower Intention	Active Cease and Desist Order?	Reason For Default	Future Default Risk	Imminent Default probable?	Ability to Pay	Willingness to Pay	Evidence of Dispute	Is there evidence the primary borrower or co-borrower is deceased?	Last Inspection Completed Date	Does the inspection occupancy match the borrower occupancy?	Current Occupancy - inspection	Occupancy - borrower	First Vacancy Date	Foreclosure?	Foreclosure Initiation Date	Last FC Stage	Last FC Stage Date	Is there evidence the current foreclosure may be dismissed?	FCL Delay Code	Greater than 1 year DQ and not in FCL flag	Unexplained Lack of Enforcement (Non-Foreclosure Related)	Bankruptcy?	Bankruptcy Chapter	Last Filing Date	Case Number	Current Bankruptcy Status	Bankruptcy Status date	Last Bankruptcy Stage	Last Bankruptcy Stage Date	Loss Mit?	Current Loss Mitigation Type	Current Loss Mit Status	Current Loss Mit Status Date	Previous Loss Mitigation Type	Previous Loss Mit Status	Previous Loss Mit Status Date	HHF Assistance?	Mediation Hearing?	Damage Flag	Damage Type	Estimated damage amount	Poor Property Condition with No Reported Damage?	Property Type Exception?	REO	REO Status	Evidence of Litigation	Active Military/SCRA Flag	Is there evidence of title issues?	Title Issue Type	Is there evidence the loan has been Paid in Full?	Is there evidence the loan has been charged off?	Unsecured Collateral?	Is there evidence of unpaid delinquent property taxes?	Delinquent Property Tax Amount	Evidence of ongoing insurance issue?	Evidence that property is located in a current FEMA disaster area?	Additional Risk Factors
3158541973	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower accepted a promise to pay for $958.46 dated for XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower accepted a promise to pay for $958.46 dated for XXX.	No Contact	No	Current	Low	No	High	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537655	XXX	CA	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The most recent borrower contact was on XXX at which time the borrower set up a promise to pay in the amount of $2433.81 for XXX.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The most recent borrower contact was on XXX at which time the borrower set up a promise to pay in the amount of $2433.81 for XXX.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537823	XXX	Missing	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542088	XXX	IN	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540745	XXX	MO	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537603	XXX	AZ	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539577	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		Retention	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541317	XXX	WV	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Medium	Medium	No	No	XXX	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540338	XXX	OH	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
													BORROWER CONTACT: The last date of contact on behalf of the borrower was XXX. Comments on XXX indicate the borrower called to inquire about options to lower the interest rate on the account. During the call, the servicer informed the borrower that a packet would be sent to the borrower so that the servicer could get more information from the borrower. There are no comments indicating the borrower submitted an application to refinance the loan prior to the end of the review period.	XXX	Contact made with borrower	Comments on XXX indicate the borrower called to inquire about options to lower the interest rate on the account. During the call, the servicer informed the borrower that a packet would be sent to the borrower so that the servicer could get more information from the borrower. There are no comments indicating the borrower submitted an application to refinance the loan prior to the end of the review period.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538095	XXX	OK	XXX	Yes	XXX	Current	No	• CEASE AND DESIST: A cease and desist was requested by the co-borrower, and placed on the loan on XXX.
• DECEASED BORROWER OR CO-BORROWER: Comments on XXX indicate the co-borrower called to inform the servicer that the borrower was deceased, and comments on XXX indicate the borrower had died on XXX.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Comments on XXX indicate the borrower called to find out the total amount due, including the late fees that had accumulated.  The borrower made a promise to pay, and the pay history indicates a payment of $2,695.22 was received on that day.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	Comments on XXX indicate the borrower called to find out the total amount due, including the late fees that had accumulated. The borrower made a promise to pay, and the pay history indicates a payment of $2,695.22 was received on that day.	No Contact	Yes	Current	Low	No	High	High	No	Yes	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538756	XXX	IL	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The most recent borrower contact occurred on XXX in which the borrower stated they would make a payment in the amount of $2,795.00 by XXX. The payment history indicates that the payment in the amount of $2,795.00 was posted on XXX. The borrower stated that the property was owner occupied.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The most recent borrower contact occurred on XXXXin which the borrower stated they would make a payment in the amount of $2,795.00 by XXX. The payment history indicates that the payment in the amount of $2,795.00 was posted on XXX. The borrower stated that the property was owner occupied.	No Contact	No	Current	Low	No	High	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542488	XXX	OH	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539661	XXX	OH	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Not Determined.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No	XXX	N/A	Not Determined	No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539044	XXX	MI	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Comments on XXX indicate the servicer called the borrower, and during the call, the borrower made a promise to pay.  A payment of $442.87 was received on XXX, according to the pay history.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	Comments on XXX indicate the servicer called the borrower, and during the call, the borrower made a promise to pay. A payment of $442.87 was received on XXX, according to the pay history.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538479	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542339	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538166	XXX	OH	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539180	XXX	TX	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538489	XXX	PA	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541813	XXX	IL	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A				Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541804	XXX	OH	XXX	Yes	XXX	Collections	No	(No Data)	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX. The borrower set up a payment on XXX in the amount of $982.24.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The last contact with the borrower was on XXX. The borrower set up a payment on XXX in the amount of $982.24.	No Contact	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538860	XXX	Missing	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						Due Date Not Available	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539660	XXX	CA	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542061	XXX	AZ	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537660	XXX	FL	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
													BORROWER CONTACT: The last date of contact on behalf of the borrower was XXX. The servicing comments of XXX indicated the borrowed consented to proceed with interview and questioned a HAMP letter that was received. The borrower was not interested in mortgage assistance.	XXX	Contact made with borrower	The servicing comments of XXX indicated the borrowed consented to proceed with interview and questioned a HAMP letter that was received. The borrower was not interested in mortgage assistance.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540789	XXX	KY	XXX	Yes	XXX	Current	No	LOAN STATUS: The loan is currently in Current status.
													BORROWER CONTACT: The last date of contact on behalf of the borrower was XXX. The borrower was solicited for a modification on XXX. The borrower expressed the intent to keep the property. The borrower accepted a promise to pay for $600.00 which was applied towards the loan balance.	XXX	Contact made with borrower	The borrower was solicited for a modification on XXX. The borrower expressed the intent to keep the property. The borrower accepted a promise to pay for $600.00 which was applied towards the loan balance.	Retention	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541034	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541440	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541375	XXX	MS	XXX	Yes	XXX	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The borrower last contact was on XXX.  The borrower accepted a promise to pay for $546.32 on XXX
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The borrower last contact was on XXX. The borrower accepted a promise to pay for $546.32 on XXX.	Not Determined	No	Current	Low	No	High	High	No	No	XXX	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540055	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower indicated they were not interested in mortgage assistance.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower indicated they were not interested in mortgage assistance.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538359	XXX	MI	XXX	Yes	XXX	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX.  The borrower confirmed the payment of $695.16 for date XXX.  The borrower stated the reason for default was a payment dispute.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The last contact with the borrower was on XXX. The borrower confirmed the payment of $695.16 for date XXX. The borrower stated the reason for default was a payment dispute.	Not Determined	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538156	XXX	DE	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539132	XXX	IL	XXX	Yes	XXX	Collections	No	(No Data)	LOAN STATUS: The loan is currently in Collections status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX. The borrower could not offer a promise to pay, they wanted to speak with spouse.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The last contact with the borrower was on XXX. The borrower could not offer a promise to pay, they wanted to speak with spouse.	No Contact	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	XXX	N/A	Owner Occupied	Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542197	XXX	IL	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539258	XXX	IL	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542490	XXX	AZ	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Commentary on XXX indicated the borrower income was reduced due to less available hours to work and the borrower no longer held additional secondary employment. The borrower was unable to complete a financial interview and there were no indications the borrower completed the financial interview through the end of the review period.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	Commentary on XXX indicated the borrower income was reduced due to less available hours to work and the borrower no longer held additional secondary employment. The borrower was unable to complete a financial interview and there were no indications the borrower completed the financial interview through the end of the review period.	No Contact	No	Current	Low	No	High	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538633	XXX	MI	XXX	Yes	XXX	Current	No	• DECEASED BORROWER OR CO-BORROWER: Comments on XXX indicate the borrower’s date of death is XXX.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
													DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	Yes		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540690	XXX	MI	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537800	XXX	OH	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Contact attempted but unable to contact borrower. There is no evidence of recent borrower contact.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541554	XXX	PA	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539792	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower made a promise to pay for $220.99 dated for XXXX.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower made a promise to pay for $220.99 dated for XXX.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540834	XXX	CA	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX. The borrower was advised that the workout is in progress. The loan is current however prior comments indicate the borrower is unemployed.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact attempts made during cease and desist	The last contact with the borrower was on XXX. The borrower was advised that the workout is in progress. The loan is current however prior comments indicate the borrower is XXX.	Not Determined	No	Current	Low	No	High	High	No	No		N/A		Not Determined		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537886	XXX	IL	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542510	XXX	WA	XXX	Yes	XXX	Current	No					(No Data)	LOAN STATUS: The loan is currently in Current status. BORROWER CONTACT: Not attempting to contact borrower for valid reason. There is no evidence of recent borrower contact.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540347	XXX	LA	XXX	Yes	XXX	Loss Mitigation	No	• ACTIVE LOSS MITIGATION: Comments on XXX and XXX indicate the account is on a XXX plan due to XXX, but there are no comments indicating the XXX plan ended prior to the end of the review period.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Comments on XXX indicate the borrower called the servicer, but the call was interrupted.
													LOSS MITIGATION: There is evidence of an active XXX associated with this loan. The XXX review began on XXX.	XXX	Contact made with borrower	Comments on XXX indicate the borrower called the servicer, but the call was interrupted.	Not Determined	No	Not Determined	Medium	No	Medium	Medium	No	No		N/A		Owner Occupied		Never						No	No	Never								Currently	XXX	In Process	XXX				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541307	XXX	MI	XXX	Yes	XXX	Loss Mitigation	No	• ACTIVE LOSS MITIGATION: The comment on XXX indicate that the borrower was setup on a Disaster XXX Plan due to XXX through to XXX, and per comment on XXX the XXX was extended through XXX. The comments on XXX indicate that the XXX was again extended through XXX as the borrower was still unable to make regular payments. The comment on XXX indicate that the borrower was advised of other possible options but stated they wanted to wait until the end of the XXX to proceed with any other loss mitigation options.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Curtailment of Income.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The most recent borrower contact occurred on XXX in which the borrower discuss other possible loss mitigation options as the borrower was on a XXX Plan due to XXX through XXX. The borrower stated that they wanted to wait until the end of the XXX to entertain any other loss mitigation options. The borrower also stated that the property was owner occupied.
													LOSS MITIGATION: There is evidence of an active XXX associated with this loan. The XXX review began on XXX	XXX	Contact made with borrower	The most recent borrower contact occurred on XXX in which the borrower discuss other possible loss mitigation options as the borrower was on a XXX Plan due to XXX through XXX. The borrower stated that they wanted to wait until the end of the XXX to entertain any other loss mitigation options. The borrower also stated that the property was owner occupied.	Retention	No	Curtailment of Income	Medium	No	Low	Medium	No	No		N/A		Owner Occupied		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Currently	XXX	In Process	XXX				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538669	XXX	FL	XXX	Yes	XXX	Current	No	• ACTIVE LOSS MITIGATION: Commentary on XXX indicated an active Covid 19 XXX plan for 3 months with a payment of $905.81 to end on XXX; however, on XXX the XXX was extended for an additional 3 months through XXX. There were no indications that the XXX was completed or the XXX was extended through the end of the review period.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
													LOSS MITIGATION: There is evidence of an active XXX associated with this loan. The XXX review began on XXX.		Contact attempted but unable to contact borrower		No Contact	No	Current	Medium	No	Medium	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Currently	XXX	In Process	XXX				No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541955	XXX	Missing	XXX	Yes	XXX	Current	No	• DECEASED BORROWER OR CO-BORROWER: Commentary on XXX indicated the borrower died on XXX.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Commentary on XXX indicated the borrower was contacted; however, there were no additional notations in regards to the conversation topic.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	Commentary on XXX indicated the borrower was contacted; however, there were no additional notations in regards to the conversation topic.	No Contact	No	Current	Low	No	High	High	No	Yes	XXX	Yes	Owner Occupied	Owner Occupied		Previously	XXX	Close and Bill	XXX	No	N/A	No	No	Never								Never							No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537925	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The borrower indicated on XXX that they would be interested in a preapproved offer for a loan modification and they indicated that they reside in the property.  The loan was successfully modified on XXX at which point the loan was brought current and it has remained current since this time.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on XXX. The most recently completed foreclosure milestone was Close and Bill completed on XXX.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The borrower indicated on XXX that they would be interested in a preapproved offer for a loan modification and they indicated that they reside in the property. The loan was successfully modified on XXX at which point the loan was brought current and it has remained current since this time.	No Contact	No	Current	Low	No	Medium	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Previously	XXX	Close and Bill	XXX	No	N/A	No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542002	XXX	TX	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Occupied by Unknown.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No	XXX	N/A	Occupied by Unknown	No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537799	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower called to inquire about the workout in process. The loan was then modified on XXX.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower called to inquire about the workout in process. The loan was then modified on XXX.	No Contact	No	Current	Low	No	High	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539095	XXX	NY	XXX	Yes	XXX	Loss Mitigation	No	• ACTIVE LOSS MITIGATION: A servicing note from XXX stated that the loan is currently under a Covid 19 XXX plan.	LOAN STATUS: The loan is currently in Loss Mitigation status. The reason for default is reported to be Not Determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Contact with borrower was made on XXX and the servicer verified the borrower's phone number and mailing address. The borrower made a promise to pay. According to the payment history, the borrower made a payment in the amount of $1,538.38 on XXX.

FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan. The foreclosure was referred to the attorney on XXX. The most recently completed foreclosure milestone was Close and Bill completed on XXX.
LOSS MITIGATION: There is evidence of an active XXX associated with this loan. The XXX review began on XXX. The prior loss mitigation review of Loan Modification was Completed on XXX
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	Contact with borrower was made on XXX and the servicer verified the borrower's phone number and mailing address. The borrower made a promise to pay. According to the payment history, the borrower made a payment in the amount of $1,538.38 on XXX.	No Contact	No	Not Determined	Medium	No	Medium	Medium	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Previously	XXX	Close and Bill	XXX	No	N/A	No	No	Never								Currently	XXX	In Process	XXX	Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540771	XXX	MI	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The borrower promised to make a payment during a call with the servicer.  According to the payment history, a payment in the amount of $105.40 was made on XXX as the XXX payment was short.  No further questions remained.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The borrower promised to make a payment during a call with the servicer. According to the payment history, a payment in the amount of $105.40 was made on XXX as the XXX payment was short. No further questions remained.	Retention	No	Current	Low	No	High	High	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541223	XXX	CA	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT: Not attempting to contact borrower for valid reason.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The date of the prior loss mitigation status is not available.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.		Not attempting to contact borrower for valid reason		No Contact	No	Current	Low	No	High	High	No	No	XXX	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Previously	Not Determined	XXX	Not Determined	Not Determined	XXX	Not Determined	XXX	Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539810	XXX	FL	XXX	Yes	XXX	Current	No	• PROPERTY DAMAGE: Commentary on XXX indicated the reason for the default was household repairs; however, there were no further details provided in regards to the status of the repairs through the end of the review period.	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy status was not determined.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. Commentary on XXX indicated the borrower was interested in mortgage assistance, a prior loan modification was completed, and the borrower would not commit to a payment.  There were no further notations the borrower pursued mortgage assistance through the end of the review period.
DAMAGE: There is evidence of property damage caused by Not Determined, the total of which was not provided.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
													LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on XXX.	XXX	Contact made with borrower	Commentary on XXX indicated the borrower was interested in mortgage assistance, a prior loan modification was completed, and the borrower would not commit to a payment. There were no further notations the borrower pursued mortgage assistance through the end of the review period.	No Contact	No	Current	Low	No	Medium	High	No	No		N/A		Owner Occupied		Previously	XXX	Close and Bill	XXX	No	N/A	No	No	Previously	Not Determined	XXX	Not Determined	Not Determined	XXX	Not Determined	XXX	Previously				Loan Modification	Completed	XXX	No	No	Yes	Not Determined		No	No	No		No	No	No		No	No	No	No		No	No	No
3158540201	XXX	LA	XXX	Yes	XXX	Current/Bankruptcy	No	(No Data)	LOAN STATUS: The loan is currently in Current/Bankruptcy status.
BANKRUPTCY: There is evidence of an active bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy is active as of XXX.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	Medium	High	No	No	XXX	N/A	Owner Occupied	No Borrower Contact		Never						No	No	Currently	Not Determined	XXX	Not Determined	Active	XXX	Not Determined	XXX	Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538863	XXX	OH	XXX	Yes	XXX	Current	No	• OCCUPANCY DISCREPANCY: According to the most recent inspection on XXX the property is occupied by unknown; however according to a conversation on XXX, the property is occupied by owner.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The most recent borrower contact occurred on XXX in which the borrower discussed possible loss mitigation, borrower stated he fell behind due to excessive obligations. The borrower also stated that the property was owner occupied. The comments on XXX indicate that a trial payment plan was setup. Per comment on XXX the final modification setup was completed.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Occupied by Unknown. Conversations with the borrower indicated the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	The most recent borrower contact occurred on XXX in which the borrower discussed possible loss mitigation, borrower stated he fell behind due to excessive obligations. The borrower also stated that the property was owner occupied. The comments on XXX indicate that a trial payment plan was setup. Per comment on XXX the final modification setup was completed.	No Contact	No	Current	Low	No	High	High	No	No	XXX	No	Occupied by Unknown	Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537495	XXX	OH	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status. The reason for default is reported to be Curtailment of Income.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX0. Commentary on XXX indicated the borrower completed a promise to pay in the amount of $887.83 and the plan was noted as kept.
FORECLOSURE: There is evidence of previous foreclosure activity associated with this loan.  The most recently completed foreclosure milestone was Close and Bill and the date of the Close and Bill was not available.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied.	XXX	Contact made with borrower	Commentary on XXX indicated the borrower completed a promise to pay in the amount of $887.83 and the plan was noted as kept.	Retention	No	Curtailment of Income	Medium	No	Medium	Medium	No	No	XXX	Yes	Owner Occupied	Owner Occupied		Previously	XXX	Close and Bill	XXX	No	N/A	No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158542144	XXX	OH	XXX	Yes	XXX	Current	No	• OCCUPANCY DISCREPANCY: The last inspection shows that the home is owner occupied on XXX. The last contact with the borrower on XXX indicated the home was no-owner occupied.	LOAN STATUS: The loan is currently in Current status.
BANKRUPTCY: There is evidence of a prior bankruptcy case associated with this loan.   The bankruptcy case number is Not Determined. The bankruptcy was reported as Discharged; however, the date was not available in the review period.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The most recent borrower contact was on XXX at which time the borrower accepted a promise to pay in the amount of $1000.00 for XXX. The borrower also consented to proceed with an Early Resolution interview.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: The most recent inspection was completed on XXX. The inspection determined the occupancy of the property was Owner Occupied. Conversations with the borrower indicated the occupancy of the property was Occupied by Unknown.	XXX	Contact made with borrower	The most recent borrower contact was on XXX at which time the borrower accepted a promise to pay in the amount of $1000.00 for XXX. The borrower also consented to proceed with an Early Resolution interview.	No Contact	No	Current	Low	No	High	High	No	No	XXX	No	Owner Occupied	Occupied by Unknown		Never						No	No	Previously	Not Determined	XXX	Not Determined	Discharged	XXX	Discharged	XXX	Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158537509	XXX	LA	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
													LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on XXX.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	No		N/A		No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158538081	XXX	Missing	XXX	Yes	XXX	Current	No	(No Data)	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower called about their loan modification.
													LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on XXX.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower called about their loan modification.	No Contact	No	Current	Low	No	High	High	No	No		N/A		Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158539958	XXX	Missing	XXX	Yes	XXX	Current	No	• DECEASED BORROWER OR CO-BORROWER: A comment dated XXX indicates one of the borrower died on XXX and the name change on the loan was completed.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX when the borrower was called about their loan modification.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan.  The prior loss mitigation review of Loan Modification was Completed on XXX.
													OCCUPANCY: Conversations with the borrower indicated the occupancy of the property was Not Determined.	XXX	Contact made with borrower	The last contact with the borrower was on XXX when the borrower was called about their loan modification.	No Contact	No	Current	Low	No	High	High	No	Yes		N/A		Not Determined		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158541289	XXX	OH	XXX	Yes	XXX	Current	No	• DECEASED BORROWER OR CO-BORROWER: Commentary on XXX indicated a deceased borrower with a date of death of XXX.	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT: Contact attempted but unable to contact borrower.  There is no evidence of recent borrower contact.
DECEASED BORROWER: There is evidence that the borrower and/or co-borrower is deceased.
													LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on XXX.		Contact attempted but unable to contact borrower		No Contact	No	Current	Low	No	High	High	No	Yes		N/A		No Borrower Contact		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No
3158540618	XXX	OH	XXX	Yes	XXX	Current	No	LOAN STATUS: The loan is currently in Current status.
BORROWER CONTACT:  The last date of contact on behalf of the borrower was XXX. The last contact with the borrower was on XXX.  The details of the conversation is not available.
													LOSS MITIGATION: There is evidence of a previous Completed Loan Modification associated with this loan. The prior loss mitigation review of Loan Modification was Completed on XXX.	XXX	Contact made with borrower	The last contact with the borrower was on XXX. The details of the conversation is not available.	Not Determined	No	Current	Low	No	Medium	Medium	No	No		N/A		Owner Occupied		Never						No	No	Never								Previously				Loan Modification	Completed	XXX	No	No	No			No	No	No		No	No	No		No	No	No	No		No	No	No

Loan Number	Exception Description	Initial Clayton Exception Comments
3158541955	DECEASED BORROWER OR CO-BORROWER	Commentary on XXXX indicated the borrower died on XXXX.
3158540347	ACTIVE LOSS MITIGATION	Comments on 5/7/2020 and 7/23/2020 indicate the account is on a forbearance plan due to Covid-19, but there are no comments indicating the forbearance plan ended prior to the end of the review period.
3158541307	ACTIVE LOSS MITIGATION	The comment on 5/4/2020 indicate that the borrower was setup on a Disaster Forbearance Plan due to Covid-19 through to June 2020, and per comment on 6/26/2020 the Forbearance was extended through September 2020. The comments on 9/10/2020 indicate that the Forbearance was again extended through December 2020 as the borrower was still unable to make regular payments. The comment on 9/21/2020 indicate that the borrower was advised of other possible options but stated they wanted to wait until the end of the Forbearance to proceed with any other loss mitigation options.
3158539095	ACTIVE LOSS MITIGATION	A servicing note from 9/18/2020 stated that the loan is currently under a Covid 19 forbearance plan.
3158539810	PROPERTY DAMAGE	Commentary on 10/9/2018 indicated the reason for the default was household repairs; however, there were no further details provided in regards to the status of the repairs through the end of the review period.
3158538095	DECEASED BORROWER OR CO-BORROWER	Comments on 8/20/2018 indicate the co-borrower called to inform the servicer that the borrower was deceased, and comments on 9/12/2018 indicate the borrower had died on XXXX.
3158538095	CEASE AND DESIST	A cease and desist was requested by the co-borrower, and placed on the loan on 10/11/2018.
3158538863	OCCUPANCY DISCREPANCY	According to the most recent inspection on 3/28/2018 the property is occupied by unknown; however according to a conversation on 11/16/2017, the property is occupied by owner.
3158542144	OCCUPANCY DISCREPANCY	The last inspection shows that the home is owner occupied on 1/4/2020. The last contact with the borrower on 3/28/2019 indicated the home was no-owner occupied.
3158539958	DECEASED BORROWER OR CO-BORROWER	A comment dated 6/9/2018 indicates one of the borrower died on XXXX and the name change on the loan was completed.
3158541289	DECEASED BORROWER OR CO-BORROWER	Commentary on 2/1/2018 indicated a deceased borrower with a date of death of 12/5/2017.
3158538633	DECEASED BORROWER OR CO-BORROWER	Comments on 11/11/2018 indicate the borrower’s date of death is XXXX.
3158538669	ACTIVE LOSS MITIGATION	Commentary on 5/4/2020 indicated an active Covid 19 forbearance plan for 3 months with a payment of $905.81 to end on 6/1/2020; however, on 7/1/2020 the forbearance was extended for an additional 3 months through 9/1/2020. There were no indications that the forbearance was completed or the forbearance was extended through the end of the review period.